Related Party Transactions (Details) - Schedule of other assets and liabilities with related parties - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and due from banks	$ 288,798	$ 261,386
Transactions in the course of collection	76,772	35,833
Financial assets held-for-trading	16	96
Derivative instruments	319,120	252,748
Investment instruments	15,045	31,548
Other assets	29,248	96,362
Total	728,999	677,973
Liabilities
Demand deposits	224,675	239,139
Transactions in the course of payment	75,142	37,799
Obligations under repurchase agreements	531	24,500
Savings accounts and time deposits	238,407	338,732
Derivative instruments	313,354	355,099
Borrowings from financial institutions	122,883	114,758
Lease liabilities	10,256	10,354
Other liabilities	56,196	14,699
Total	$ 1,041,444	$ 1,135,080